UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McRae Capital Management, Inc.
Address: 230 Madison Avenue

         Morristown, NJ  07960

13F File Number:  28-01032

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Roderick McRae III
Title:     Vice President & Chief Compliance Officer
Phone:     (973) 387-1080

Signature, Place, and Date of Signing:

     /S/  Roderick McRae III      Florham Park, NJ     August 04, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     52

Form13F Information Table Value Total:     $79,739 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100      390     8300 SH       SOLE                        0     8300        0
ACCENTURE LTD BERMUDA          CL A             G1150G111     1757    52500 SH       SOLE                        0    52500        0
AMERICAN INTL GROUP INC        COM              026874107       13    10982 SH       SOLE                        0    10982        0
APPLE INC                      COM              037833100      219     1535 SH       SOLE                        0     1535        0
AT&T INC                       COM              00206R102      465    18716 SH       SOLE                        0    18716        0
BP PLC                         SPONSORED ADR    055622104      359     7526 SH       SOLE                        0     7526        0
BUCKEYE PARTNERS L P           UNIT LTD PARTN   118230101      828    19333 SH       SOLE                        0    19333        0
CELGENE CORP                   COM              151020104      359     7500 SH       SOLE                        0     7500        0
CERNER CORP                    COM              156782104     4011    64400 SH       SOLE                        0    64400        0
CISCO SYS INC                  COM              17275R102     4228   226702 SH       SOLE                        0   226702        0
CONOCOPHILLIPS                 COM              20825C104      789    18750 SH       SOLE                        0    18750        0
DANAHER CORP DEL               COM              235851102      482     7800 SH       SOLE                        0     7800        0
DEVON ENERGY CORP NEW          COM              25179M103      811    14875 SH       SOLE                        0    14875        0
EATON CORP                     COM              278058102     2094    46930 SH       SOLE                        0    46930        0
EV3 INC                        COM              26928A200     2037   189525 SH       SOLE                        0   189525        0
EXXON MOBIL CORP               COM              30231G102     2212    31648 SH       SOLE                        0    31648        0
FPL GROUP INC                  COM              302571104      216     3800 SH       SOLE                        0     3800        0
GENERAL ELECTRIC CO            COM              369604103      609    51952 SH       SOLE                        0    51952        0
HANSEN MEDICAL INC             COM              411307101       50    10100 SH       SOLE                        0    10100        0
HEINZ H J CO                   COM              423074103      321     9000 SH       SOLE                        0     9000        0
ILLINOIS TOOL WKS INC          COM              452308109     2407    64475 SH       SOLE                        0    64475        0
INTEL CORP                     COM              458140100      722    43607 SH       SOLE                        0    43607        0
INTERNATIONAL BUSINESS MACHS   COM              459200101      279     2668 SH       SOLE                        0     2668        0
INTUITIVE SURGICAL INC         COM NEW          46120E602     1664    10170 SH       SOLE                        0    10170        0
ISHARES TR                     BARCLYS TIPS BD  464287176      349     3435 SH       SOLE                        0     3435        0
JOHNSON & JOHNSON              COM              478160104     2216    39019 SH       SOLE                        0    39019        0
KIMBERLY CLARK CORP            COM              494368103      545    10400 SH       SOLE                        0    10400        0
L-1 IDENTITY SOLUTIONS INC     COM              50212A106     2046   264310 SH       SOLE                        0   264310        0
L-3 COMMUNICATIONS HLDGS INC   COM              502424104     2309    33280 SH       SOLE                        0    33280        0
LEVEL 3 COMMUNICATIONS INC     COM              52729N100       60    40000 SH       SOLE                        0    40000        0
LOWES COS INC                  COM              548661107     2973   153170 SH       SOLE                        0   153170        0
MEDTRONIC INC                  COM              585055106     2975    85260 SH       SOLE                        0    85260        0
MICROSOFT CORP                 COM              594918104     3575   150402 SH       SOLE                        0   150402        0
NEWMONT MINING CORP            COM              651639106      405     9900 SH       SOLE                        0     9900        0
NIKE INC                       CL B             654106103     2293    44285 SH       SOLE                        0    44285        0
NUVEEN FLA INVT QUALITY MUN    COM              670970102      174    15000 SH       SOLE                        0    15000        0
OMNICOM GROUP INC              COM              681919106     1130    35775 SH       SOLE                        0    35775        0
PENGROWTH ENERGY TR            TR UNIT NEW      706902509      117    14800 SH       SOLE                        0    14800        0
PENN WEST ENERGY TR            TR UNIT          707885109      150    11800 SH       SOLE                        0    11800        0
PEPSICO INC                    COM              713448108     5000    90979 SH       SOLE                        0    90979        0
PITNEY BOWES INC               COM              724479100     1497    68284 SH       SOLE                        0    68284        0
PROCTER & GAMBLE CO            COM              742718109     3671    71848 SH       SOLE                        0    71848        0
SPDR GOLD TRUST                GOLD SHS         78463V107      992    10875 SH       SOLE                        0    10875        0
SYSCO CORP                     COM              871829107     2987   132865 SH       SOLE                        0   132865        0
TARGET CORP                    COM              87612E106      622    15760 SH       SOLE                        0    15760        0
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209     4705    95355 SH       SOLE                        0    95355        0
THERMO FISHER SCIENTIFIC INC   COM              883556102      205     5029 SH       SOLE                        0     5029        0
TRAVELERS COMPANIES INC        COM              89417E109     2950    71878 SH       SOLE                        0    71878        0
UNITED TECHNOLOGIES CORP       COM              913017109     2994    57630 SH       SOLE                        0    57630        0
VERIZON COMMUNICATIONS INC     COM              92343V104     2395    77954 SH       SOLE                        0    77954        0
WELLS FARGO & CO NEW           COM              949746101     2746   113212 SH       SOLE                        0   113212        0
ZIMMER HLDGS INC               COM              98956P102      336     7900 SH       SOLE                        0     7900        0